CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
CASH AND CASH EQUIVALENTS	$ 49,652,729	$ 33,060,390
RESTRICTED CASH	15,781,499	7,306,430
LOANS
Direct Cash Loans	911,821,593	873,432,972
Real Estate Loans	37,323,155	45,972,414
Sales Finance Contracts	146,507,130	118,959,994
Total	1,095,651,878	1,038,365,380
Less: Unearned Finance Charges	154,630,023	151,081,033
Unearned Insurance Premiums	65,536,077	69,124,817
Allowance for Credit Losses	75,210,063	67,311,208
Net Loans	800,275,715	750,848,322
INVESTMENT SECURITIES
Available for Sale, at fair value	220,028,343	261,601,925
OTHER ASSETS:
Land, Buildings, Equipment and Leasehold Improvements, less accumulated depreciation and amortization of $50,116,238 and $46,347,589 in 2022 and 2021, respectively	13,111,394	12,265,626
Operating Lease, Right-of-Use Asset	38,153,238	34,768,208
Deferred Acquisition Costs	3,768,290	4,221,480
Due from Non-affiliated Insurance Company	0	2,912,499
Other Miscellaneous	22,153,048	11,237,055
Other Assets	77,185,970	65,404,868
TOTAL ASSETS	1,162,924,256	1,118,221,935
SENIOR DEBT:
Bank Borrowings	67,531,000	60,300,000
Senior Demand Notes, including accrued interest	112,325,674	104,043,479
Commercial Paper	624,585,553	552,192,882
Total	804,442,227	716,536,361
ACCOUNTS PAYABLE AND ACCRUED EXPENSES:
Operating Lease Liabilities	39,019,208	35,439,377
Other Accounts Payable and Accrued Expenses	31,163,971	39,796,100
Total	70,183,179	75,235,477
Subordinated Debt	29,005,826	29,692,344
Total Liabilities	903,631,232	821,464,182
Commitments and Contingencies
STOCKHOLDERS' EQUITY:
Preferred Stock; $100 par value 6,000 shares authorized; no shares outstanding	0	0
Accumulated Other Comprehensive (Loss) Income	(26,401,816)	9,736,651
Retained Earnings	285,524,840	286,851,102
Total Stockholders' Equity	259,293,024	296,757,753
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,162,924,256	1,118,221,935
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock:	170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock:	$ 0	$ 0